Short And Long-Term Debt - Schedule of Debt (Details) In Millions, unless otherwise specified	12 Months Ended																							12 Months Ended			12 Months Ended				12 Months Ended									6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended									6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended																														0 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Extended revolving credit facility [Member] LIBOR [Member]	Dec. 31, 2011 Extended revolving credit facility [Member] ABR [Member]	Sep. 24, 2009 Second Lien Loans [Member] USD ($)	Dec. 31, 2011 12.00% Interest Rate [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Apple Ridge Funding LLC [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2012 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] August 2012 [Member] Working Capital Facility [Member] GBP (£)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] GBP (£)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2010 Secured Debt [Member] Cartus Financing Limited [Member] August 2015 [Member] Working Capital Facility [Member] GBP (£)	Dec. 31, 2011 Secured Debt [Member] LIBOR [Member]	Dec. 31, 2011 Secured Debt [Member] ABR [Member]	Dec. 31, 2011 Secured Debt [Member] Federal Funds Effective Rate [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended revolving credit facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Non-extended revolving credit facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Non-extended revolving credit facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)		Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)	Dec. 31, 2010 Secured Debt [Member] Extended revolving credit facility [Member] USD ($)	Aug. 06, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Debt Instruments [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Debt Instruments [Member] USD ($)	Aug. 06, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Letter of Credit [Member] Debt Instruments [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Extended revolving credit facility [Member] Letter of Credit [Member] Debt Instruments [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member] LIBOR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member] LIBOR [Member]	Jun. 30, 2012 Secured Debt [Member] Extended revolving credit facility [Member] ABR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended revolving credit facility [Member] ABR [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] USD ($)		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] LIBOR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] LIBOR [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] ABR [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] ABR [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] Federal Funds Effective Rate [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Federal Funds Effective Rate [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member] USD ($)	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member] USD ($)	Jun. 30, 2012 Secured Debt [Member] Letter of Credit [Member] USD ($)	Feb. 27, 2012 Secured Debt [Member] Letter of Credit [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] First and Half Lien Notes [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] First and Half Lien Notes [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member] USD ($)	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member] USD ($)	Jun. 30, 2012 Other Bank Indebtedness [Member] USD ($)	Dec. 31, 2011 Other Bank Indebtedness [Member] USD ($)		Dec. 31, 2010 Other Bank Indebtedness [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] USD ($)	Apr. 16, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] USD ($)	Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] USD ($)	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] USD ($)
Total Borrowing Capacity
Line of Credit Facility, Maximum Borrowing Capacity																											$ 289	[1],[2]			$ 363	[1],[2],[3]	$ 363													$ 629	[4]			$ 1,822	[4]
Maximum borrowing capacity, notes						150	2,742									5	5	35	35	8	5	5	5																										1,822	1,822	[4]													593		593	700	700		325		325	650	650			108	133	[5],[6]		64	64		492	492	[7]		130	130	[8]			41	52		190	190	[9]		10	10			2,110	2,110
Maximum borrowing capacity, securitized obligations								400	400	[10]		63	62	[10],[11]
Total borrowing capacity	8,096	8,061
Outstanding Borrowings
Long-term debt	7,150																										78	[1],[2]	0	0	97	[1],[2]	109	55	0										0	629	[4]	3,059	1,822	1,822	[4]	0							593	700	325		81	593	593	0	700	700	0	325	325	0	650	650	650	150					64	64	1,688	489	489	[7]	0	129	129	[8]	0		41	52	468	188	187	[9]	864	10	10	0	2,100	2,110	2,110	0
Short-term debt																																																																														133	[5]	163
Convertible notes payable																																																																																																									2,110
Securitization obligations	327	267	331					245	296	[10]	296	22	31	[10],[11]	35
Total long-term and short-term debt	7,477	7,602	7,223
Available Borrowing Capacity [Abstract]
Available Capacity	493	364						155	104	[10]		41	31	[10],[11]													158	[1],[2]			200	[1],[2]	165			124										0	[4]		0	0	[4]													0			0	0		0			0	0			3	0	[5]		0	0		0	0	[7]		0	0	[8]			0	0		0	0	[9]		0	0			0	0
Interest rate, stated percentage																																																																7.625%		7.625%	7.875%	7.875%		9.00%		9.00%	13.50%	13.50%							10.50%	10.50%		11.50%	11.50%	[7]		12.00%	12.00%	[8]			11.00%	11.00%		12.375%	12.375%	[9]		13.375%	13.375%			11.00%	11.00%
Increase (decrease) in unused borrowing capacity																											53				66																															89
Senior secured credit facility, amount outstanding																																				150	55	89	81
Description of variable interest rate basis	LIBOR																							LIBOR																LIBOR	LIBOR	ABR	ABR										LIBOR	LIBOR	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)	JPMorgan Chase Bank, N.A.’s prime rate (“ABR”)	Federal Funds Effective Rate	Federal Funds Effective Rate
Basis spread on variable interest rate				3.25%	2.25%																			3.00%	2.00%	0.50%														3.25%	2.25%	2.25%	1.25%										4.25%	4.25%	3.25%	3.25%	1.75%	1.75%
Debt instrument, unamortized discount																																																																																				3	3			1	1							2	3
Repayments of Long-term Debt																																												$ 629																																																$ 11

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[4]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[5]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.
[6]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013.
[7]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[8]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[9]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[10]	Available capacity is subject to maintaining sufficient relocation related assets to collateralize these securitization obligations.
[11]	Consists of a £35 million facility which expires in August 2015 and a £5 million working capital facility which expires in August 2012.